Registration No. 333-129342

811-21829

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28

(Check appropriate box or boxes)

BBH TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

(800) 625-5759

Registrant’s Telephone Number, including Area Code:

Corporation Services Company

2711 Centerville Road, Suite 400

Wilmington, Delaware  19808

(Name and Address of Agent for Service)

Copies to:

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006-1806

Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
___________, 2012

BBH Global Core Select
Class N Shares (Ticker _______)

These Securities Have Not Been Approved Or Disapproved By The U.S. Securities And Exchange Commission (“SEC”) Or Any State Securities Commission, Nor Has The SEC Or Any State Securities Commission Passed Upon The Accuracy Or Adequacy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

I. BBH GLOBAL CORE SELECT SUMMARY

INVESTMENT OBJECTIVE

The investment objective of BBH Global Core Select (the “Fund”) is to provide investors with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N shares.

Shareholder Fees
(Fees paid directly from your investment)
Class N
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee on shares held less than 30 days after purchase
(as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Class N
Management Fees	______	%
Distribution (12b-1) Fees	None
Other Expenses		%*
Total Annual Fund Operating Expenses	_____	%
Less Fee Waiver/Expense Reimbursement		%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		%

*Other Expenses are based on estimated amounts for the current fiscal year.

The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses, excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to _________% through _________ (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N shares to the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of the 3 year calculation. The example assumes that you invest $10,000 in the Fund’s Class N shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N Shares	$______	$______

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in publicly traded equity securities of companies that are located anywhere in the world, including in the United States. The Fund will invest in equities issued by U.S. and non-U.S. firms both directly and in the form of depository receipts representing an interest in these securities. The Fund may invest in companies that are organized, have a majority of their assets, or generate the majority of their operating income in any country, including emerging markets countries, but the Fund intends to invest primarily in the equity securities of companies in countries with developed economies.

The Fund will not be required to allocate its investments among any particular countries or in set percentages. Under normal circumstances, however, the Fund will invest in at least three different countries, and invest at least 40% of its total assets in securities of non-U.S. companies. For these purposes, “non-U.S. companies” are firms that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalized companies with market capitalizations greater than $3 billion.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund may enter into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased. However, the Fund will have no obligation to hedge against any risks and there can be no assurance that hedging transactions, if undertaken, will be effective.

The investment adviser will generally select companies based on their long-term investment potential and follows a “buy and own” approach. The Fund will not seek to trade in and out of stocks for small gains. While not a determining factor, the investment adviser may consider tax implications when deciding whether or not to sell a particular investment.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency. This may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s

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NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Medium-Sized Company Risk:

Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies and may trade at prices that reflect incomplete or inaccurate information.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Shareholder Concentration Risk:

This is the risk that asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

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FUND PERFORMANCE

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.

INVESTMENT ADVISER

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (the “Investment Adviser”).

Portfolio Managers

Name	BBH&Co. Title	Portfolio Manager of the Fund Since

Regina Lombardi	Managing Director	2012

Timothy E. Hartch	Partner	2012

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open). Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund’s transfer agent, ALPS Fund Services, Inc. (“Transfer Agent”). If shares are held by a bank, broker, or other financial intermediary with which the Fund or its shareholder servicing agent has contracted (“Financial Intermediary”) on behalf of such shareholder, then shareholders must redeem shares through such Financial Intermediary.

Investment Minimums*

Minimum initial and subsequent purchase amounts may vary.

Class N
Initial Purchases	$10,000
Subsequent Purchases	$1,000

* The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers.

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TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.

PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a Financial Intermediary (such as a broker), the Fund’s related companies may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with long-term growth of capital. The investment objective may be changed by the Board without a vote of shareholders. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in publicly traded equity securities of companies that are located anywhere in the world, including in the United States. The Fund will invest in equities issued by U.S. and non-U.S. firms both directly and in the form of depository receipts representing an interest in these securities. Although the Fund will invest primarily in common stock, the Fund may purchase other types of securities as long as they meet the investment criteria established by the Investment Adviser, as described further below. The Fund may invest in companies that are organized, have a majority of their assets, or generate the majority of their operating income in any country, including emerging markets countries, but the Fund intends to invest primarily in the equity securities of companies in countries with developed economies. The Fund will not be required to allocate its investments among any particular countries or in set percentages. Under normal circumstances, however, the Fund will invest in at least three different countries, and invest at least 40% of its total assets in securities of non-U.S. companies. For these purposes, “non-U.S. companies” are firms that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States.

The Fund intends to operate as a “non-diversified company” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest a significant portion of its assets in the securities of a limited number of issuers, some of which may be within the same industry. While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalized companies with market capitalizations greater than $3 billion, although the Fund may invest in companies with market capitalizations below this amount. The Investment Adviser will generally select companies based on their long-term investment potential and follows a “buy and own” approach. The Fund will not seek to trade in and out of stocks over short time periods for small gains.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends, and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund may enter into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging

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the value of securities purchased or intended to be purchased. However, the Fund will have no obligation to hedge against any risks and there can be no assurance that hedging transactions, if undertaken, will be effective.

How the Investment Adviser Selects the Fund’s Investments

The Investment Adviser will seek to purchase the equity securities of such companies when they are trading at a discount to the Investment Adviser’s proprietary estimates of intrinsic value. The Investment Adviser believes that this approach is an effective way to enjoy the benefits of equity ownership (namely, higher capital appreciation over time) while reducing the risk of permanent capital loss.

The Investment Adviser will focus on investing in established, cash generative businesses that are leading providers of essential products and services. The Investment Adviser generally will seek to invest in businesses with all, or most, of the following attributes: (i) essential products and services, (ii) loyal customers, (iii) leadership in an attractive market niche or industry, (iv) sustainable competitive advantages, (v) high returns on invested capital, and (vi) strong free cash flow. In addition, the Fund will seek to invest in companies whose managers have high levels of integrity, are excellent operators and are good capital allocators.

The Investment Adviser has a disciplined investment process for selecting and monitoring investments. The Investment Adviser believes that the consistent application of its investment criteria enhances objectivity and reduces the likelihood of investment mistakes. The Investment Adviser has a team of experienced securities analysts who follow specific industry sectors and work collaboratively with each other to identify, analyze, and monitor portfolio companies. The analysts conduct extensive analysis of industry structure and they communicate regularly with knowledgeable industry participants and company management teams to assess whether companies meet the Investment Adviser’s business, management, and valuation criteria. They also explicitly identify key business risks and any variables outside of management’s control. The Investment Adviser’s time horizon when purchasing a company typically will be 3 to 5 years. Investments are usually sold if they appreciate to levels near the Investment Adviser’s estimate of intrinsic value. The Investment Adviser primarily will base its estimates of intrinsic value on analyses of free cash flow and return on invested capital. The Investment Adviser has designed its investment criteria and processes to reduce the likelihood of a permanent capital loss for each investment.

In response to adverse market, economic, political, and other conditions, the Investment Adviser may make temporary investments in liquid short-term instruments that are not consistent with the Fund’s investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objectives.

PRINCIPAL RISKS OF THE FUND

The following section provides additional information regarding certain of the principal risks, listed in alphabetical order, identified under “Principal Risks of the Fund” in the Fund’s Summary. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Capital Controls Risk:

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of foreign countries and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency. This may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

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Currency Exchange Rate Risk:

The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. Hedging activity or use of forward foreign currency contracts may reduce the risk of loss from currency revaluations, but also may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

Emerging Markets Risk:

The Fund may invest its assets in securities of issuers based in developing countries. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of securities markets and lower trading volume; (iii) certain national policies related to national interests, which may restrict the Fund’s investment opportunities; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Foreign Investment Risk:

Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region.

Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

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Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Medium-Sized Company Risk:

Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

Non-Diversification Risk:

The Fund is classified as “non-diversified” pursuant to the definition provided in the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The possible assumption of large positions in the securities of a small number of issuers may cause performance to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market’s assessment of the issuers.

Shareholder Concentration Risk:

From time to time, an investment adviser may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state, or other governmental agency.

PORTFOLIO HOLDINGS

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

III. MANAGEMENT OF THE FUND

BBH&Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to the Fund through a separately identifiable department (the “SID” or “Investment Adviser”). The SID is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Subject to the general supervision of the Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH&Co. provides a broad range of investment management services for customers in the United States and abroad. As of ___________2012, BBH&Co. managed total assets of approximately $___________ billion.

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In addition to a continuous investment program, BBH&Co. serves as the Fund’s Administrator, which provides administrative services to the Fund, such as shareholder communications and tax services.

Investment Advisory and Administrative Fee

For investment advisory and administrative services, BBH&Co. receives a combined fee, computed daily and payable monthly, equal to ______% of the average daily net assets of the Fund. This fee compensates BBH&Co. for its services and its expenses (such as salaries of its personnel).

A discussion of the Board’s review of the Fund’s investment advisory contract will be available in the Fund's first annual or semi-annual shareholder report.

The Investment Adviser has contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund to ___________%. The Expense Limitation Agreement is effective until _______________, unless it is renewed by all parties to the agreement. The Expense Limitation Agreement may only be terminated during its term with approval of the Board.

Portfolio Managers

Ms. Regina Lombardi and Mr. Timothy E. Hartch serve as co-portfolio managers.

Ms. Regina Lombardi is a Managing Director of BBH&Co. with 22 years of combined industry and investment experience. Ms. Lombardi holds a BS from New York University Stern School of Business and is a CFA charterholder. She joined BBH&Co. in 2002. From 2002 to 2011, Ms. Lombardi served as a Senior Vice President. Ms. Lombardi has served as a Managing Director since 2012.

Mr. Timothy E. Hartch is a Partner of BBH&Co. with 16 years of combined industry and investment experience. Mr. Hartch holds an AB from Harvard College and a JD and MBA from the University of Michigan. He joined BBH&Co. in 1996. From 2005 to 2009, Mr. Hartch served as a Managing Director. Mr. Hartch has served as a Partner since 2010.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of shares of the Fund.

IV. SHAREHOLDER INFORMATION

Fund Valuation Policies

The Fund normally determines the Fund’s net asset value per share (“NAV”) once daily at 4:00 p.m., Eastern Time on each day the NYSE is open for regular trading (“Business Day”). The Fund does not calculate its NAV on days the NYSE is closed for trading. The determination of the Fund’s NAV is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Fund’s assets and liabilities are valued primarily on the basis of market quotations. The Fund values portfolio securities using market prices provided by independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Fund’s Board. Certain short term debt instruments are valued on the basis of amortized cost. Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition,

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securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Fund’s portfolio may change on days when the Fund is not open for business and you cannot purchase or redeem Fund shares. In addition, foreign currency exchange rates are generally determined as of the close of business on the NYSE.

If market quotations are not readily available, the assets are valued at fair value in accordance with procedures approved by the Board. A security or other asset held by the Fund may also be fair valued if events materially affecting the price of the security or other asset occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

Revenue Sharing

The Investment Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other Financial Intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, providing the Fund with “shelf space” or placing the Fund on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH&Co.’s own legitimate profits and its own resources (not from the Fund), and may be in addition to any shareholder servicing payments that are paid. In some circumstances, such payments may create an incentive for a Financial Intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your Financial Intermediary for details about revenue sharing payments.

Description of Share Classes

The Fund offers both Class N shares and Retail Class shares. Only Class N shares are offered through this Prospectus. Class N shares do not convert to any other class of shares of the Fund.

Account Transactions

Purchase of Shares

The Fund offers its shares on a continuous basis at the current NAV without a sales charge. Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of its shares at the current NAV, which is next determined after the Fund accepts the purchase order, including acceptable payment for such order. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. Shares are entitled to dividends declared, if any, starting as of the first Business Day following the day the Transfer Agent records the purchase.

An investor may place purchase orders for Fund shares directly through the Transfer Agent. Such orders will be priced at the NAV next calculated after the Fund accepts payment and that payment has been converted into federal funds. Such orders are held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for payment of the purchase price of Fund shares.

In addition to being able to buy and sell Fund shares directly through the Transfer Agent, investors may also buy or sell shares of the Fund through accounts with a Financial Intermediary that is authorized to place trades in Fund shares for their customers. Such shares are held in the Financial Intermediary’s name on behalf of that customer pursuant to arrangements made with that customer. Each Financial Intermediary arranges payment for Fund shares

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on behalf of its customers and may charge a transaction fee payable to the Financial Intermediary on the purchase of Fund shares.

Investment Minimums*

Minimum initial and subsequent purchase amounts may vary.

Class N
Initial Purchases	$10,000
Subsequent Purchases	$1,000

* The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers.

Redemption of Shares

The Fund executes a redemption request at the current NAV, which is next determined after the Fund receives the redemption request. The Fund normally determines the Fund’s NAV daily at 4:00 p.m., Eastern Time on each day that the equity markets of the NYSE are open for a full day of trading. Shares continue to earn dividends declared, if any, through the Business Day that the Fund executes the redemption request on the books of the Fund.

How to Redeem Fund Shares

Shareholders must redeem shares held by a Financial Intermediary through that Financial Intermediary and follow the Financial Intermediary’s procedures for redeeming Fund shares. For more information about how to redeem shares through a Financial Intermediary, contact the Financial Intermediary directly.

Shareholders may redeem shares held directly with the Fund by submitting a redemption request to the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next Business Day after the redemption request is executed.

Redemption Fee

Fund shares that are redeemed within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds. The holding period shall commence on the next business day following the date your purchase order is received by the Fund and shall apply to any redemption made on or before the 30th day from that date. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first. See “Frequent Trading Policy” below for more information.

The Fund may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions or exchanges in certain circumstances. For more information on the waiver of the redemption fee, see “Purchases and Redemptions” in the Fund’s SAI.

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Redemptions by the Fund

The Fund has established a minimum account size of $10,000 for Class N shares, which may be changed from time to time in its discretion. If the value of an account held directly with the Fund falls below the minimum account size because of a redemption of shares, the Fund reserves the right to redeem the shareholder’s remaining shares. If such remaining shares are to be redeemed, the Fund will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed.

Each Financial Intermediary may establish its own minimum account requirements for its customers, which may be lower than those established for accounts held with the Fund.

Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1.00% of the Fund’s net assets, whichever is less.

The Fund may suspend a shareholder’s right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Frequent Trading Policy

Frequent or short-term trading into and out of the Fund, or time-zone arbitrage (i.e., the purchase and sale of Fund securities in order to profit from price discrepancies between the time the price of the portfolio security is determined and the time the Fund’s NAV is computed), can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s shares. As described above, the Fund imposes a 2.00% fee on redemptions of Fund shares made within 30 days from the date of purchase. The Board has not adopted any specific numerical restrictions on purchases and sales of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders. The Fund also monitors trading in Fund shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, and a Financial Intermediary will contain representations concerning the Financial Intermediary’s policies and procedures to monitor, deter and report instances of market timing.

No matter how the Fund defines its limits on frequent trading of Fund shares, other purchases and sales of Fund shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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The Investment Adviser may determine from the amount, frequency, or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund shares. If your purchase or exchange order is rejected, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you may suffer.

Dividends and Distributions

The Fund normally pays to shareholders substantially all of the Fund’s net income and capital gains if any, annually. The Fund may pay additional dividends and/or capital gains distributions in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Fund pays dividends and capital gains distributions to shareholders of record as of the record date.

Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Please consult your personal tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which are subject to change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the reduced maximum rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2012, and such income will be taxable at ordinary income tax rates.

Beginning in 2013, distributions to U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.80% Medicare contribution tax on their “net investment income,” including interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

You may want to avoid buying shares when the Fund is about to declare a capital gain distribution or dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of the Fund’s shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

For additional information regarding taxes, please refer to the SAI.

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V. FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help an investor understand the financial performance of the Fund for the past five years (or if shorter, the period of the Fund’s operations). Financial highlights are not available for this Fund because as of the date of this Prospectus, the Fund had not commenced operations.

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More information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

The Fund’s Annual and Semi-Annual Reports to shareholders provide the Fund’s investments, performance and list of portfolio holdings. The Fund’s Annual Report contains a letter from the Fund’s Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-625-5759 or if your shares are held through a financial institution please contact them directly. We will typically send you individual copies within three business days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (and is legally considered part of this Prospectus).

To obtain the SAI, Annual Report and Semi-Annual Report without charge:

By telephone:	Call 1-800-625-5759

By mail write to the Fund’s Shareholder Servicing Agent:
Brown Brothers Harriman & Co.
140 Broadway
New York, New York 10005

By E-mail send your request to:	Bbhfunds.advisor@bbh.com

On the Internet:

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

To obtain other information or to make other shareholder inquiries:

By telephone:	Call 1-800-575-1265

By E-mail send your request to:	bbhfunds@bbh.com

Information about the Fund (including the SAI) can be reviewed and copied by visiting the SEC’s Public Reference Room in Washington, DC. Additionally, information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21829

Prospectus
____________________, 2012

BBH Global Core Select
Retail Class Shares (Ticker ___________)

These Securities Have Not Been Approved Or Disapproved By The U.S. Securities And Exchange Commission (“SEC”) Or Any State Securities Commission, Nor Has The SEC Or Any State Securities Commission Passed Upon The Accuracy Or Adequacy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

I. BBH GLOBAL CORE SELECT SUMMARY

INVESTMENT OBJECTIVE

The investment objective of BBH Global Core Select (the “Fund”) is to provide investors with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Retail Class shares.

Shareholder Fees
(Fees paid directly from your investment)
Retail Class
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee on shares held less than 30 days after purchase
(as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Retail Class
Management Fees	_____%
Distribution (12b-1) Fees	0.25%
Other Expenses	___%*
Total Annual Fund Operating Expenses	___%
Less Fee Waiver/Expense Reimbursement	___%
Total Annual Fund Operating Expenses After Fee Waiver/Expense
Reimbursement	___%

*Other Expenses are based on estimated amounts for the current fiscal year.

The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses, excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 to __________% through _________ (the “Expense Limitation Agreement”). After exclusions, total operating expenses for Retail Class shares of the Fund, are expected to be ____________%. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Retail Class shares to the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of the 3 year calculation. The example assumes that you invest $10,000 in the Fund’s Retail Class

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shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Retail Class shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Retail Class Shares	$____	$_____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in publicly traded equity securities of companies that are located anywhere in the world, including in the United States. The Fund will invest in equities issued by U.S. and non-U.S. firms both directly and in the form of depository receipts representing an interest in these securities. The Fund may invest in companies that are organized, have a majority of their assets, or generate the majority of their operating income in any country, including emerging markets countries, but the Fund intends to invest primarily in the equity securities of companies in countries with developed economies.

The Fund will not be required to allocate its investments among any particular countries or in set percentages. Under normal circumstances, however, the Fund will invest in at least three different countries, and invest at least 40% of its total assets in securities of non-U.S. companies. For these purposes, “non-U.S. companies” are firms that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalized companies with market capitalizations greater than $3 billion.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund may enter into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased. However, the Fund will have no obligation to hedge against any risks and there can be no assurance that hedging transactions, if undertaken, will be effective.

The investment adviser will generally select companies based on their long-term investment potential and follows a “buy and own” approach. The Fund will not seek to trade in and out of stocks for small gains. While not a determining factor, the investment adviser may consider tax implications when deciding whether or not to sell a particular investment.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

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Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency. This may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s

NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Medium-Sized Company Risk:

Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies and may trade at prices that reflect incomplete or inaccurate information.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

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Shareholder Concentration Risk:

This is the risk that asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

FUND PERFORMANCE

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.

INVESTMENT ADVISER

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (the “Investment Adviser”).

Portfolio Managers

Name	BBH&Co. Title	Portfolio Manager of the Fund Since
Regina Lombardi	Managing Director	2012
Timothy E. Hartch	Partner	2012

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open). Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund’s transfer agent, ALPS Fund Services, Inc. (“Transfer Agent”). If shares are held by a bank, broker, or other financial intermediary with which the Fund or its shareholder servicing agent has contracted (“Financial Intermediary”) on behalf of such shareholder, then shareholders must redeem shares through such Financial Intermediary.

Investment Minimums*

Minimum initial and subsequent purchase amounts may vary.

Retail Class
Initial Purchases	$5,000
Subsequent Purchases	$ 250

* The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a Financial Intermediary (such as a broker), the Fund and its related companies may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with long-term growth of capital. The investment objective may be changed by the Board without a vote of shareholders. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in publicly traded equity securities of companies that are located anywhere in the world, including in the United States. The Fund will invest in equities issued by U.S. and non-U.S. firms both directly and in the form of depository receipts representing an interest in these securities. Although the Fund will invest primarily in common stock, the Fund may purchase other types of securities as long as they meet the investment criteria established by the Investment Adviser, as described further below. The Fund may invest in companies that are organized, have a majority of their assets, or generate the majority of their operating income in any country, including emerging markets countries, but the Fund intends to invest primarily in the equity securities of companies in countries with developed economies. The Fund will not be required to allocate its investments among any particular countries or in set percentages. Under normal circumstances, however, the Fund will invest in at least three different countries, and invest at least 40% of its total assets in securities of non-U.S. companies. For these purposes, “non-U.S. companies” are firms that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States.

The Fund intends to operate as a “non-diversified company” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest a significant portion of its assets in the securities of a limited number of issuers, some of which may be within the same industry. While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalized companies with market capitalizations greater than $3 billion, although the Fund may invest in companies with market capitalizations below this amount. The Investment Adviser will generally select companies based on their long-term investment potential and follows a “buy and own” approach. The Fund will not seek to trade in and out of stocks over short time periods for small gains.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends, and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund may enter into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased. However, the Fund will have no obligation to hedge against any risks and there can be no assurance that hedging transactions, if undertaken, will be effective.

How the Investment Adviser Selects the Fund’s Investments

The Investment Adviser will seek to purchase the equity securities of such companies when they are trading at a discount to the Investment Adviser’s proprietary estimates of intrinsic value. The Investment Adviser believes that this approach is an effective way to enjoy the benefits of equity ownership (namely, higher capital appreciation over time) while reducing the risk of permanent capital loss.

7

The Investment Adviser will focus on investing in established, cash generative businesses that are leading providers of essential products and services. The Investment Adviser generally will seek to invest in businesses with all, or most, of the following attributes: (i) essential products and services, (ii) loyal customers, (iii) leadership in an attractive market niche or industry, (iv) sustainable competitive advantages, (v) high returns on invested capital, and (vi) strong free cash flow. In addition, the Fund will seek to invest in companies whose managers have high levels of integrity, are excellent operators and are good capital allocators.

The Investment Adviser has a disciplined investment process for selecting and monitoring investments. The Investment Adviser believes that the consistent application of its investment criteria enhances objectivity and reduces the likelihood of investment mistakes. The Investment Adviser has a team of experienced securities analysts who follow specific industry sectors and work collaboratively with each other to identify, analyze, and monitor portfolio companies. The analysts conduct extensive analysis of industry structure and they communicate regularly with knowledgeable industry participants and company management teams to assess whether companies meet the Investment Adviser’s business, management, and valuation criteria. They also explicitly identify key business risks and any variables outside of management’s control. The Investment Adviser’s time horizon when purchasing a company typically will be 3 to 5 years. Investments are usually sold if they appreciate to levels near the Investment Adviser’s estimate of intrinsic value. The Investment Adviser primarily will base its estimates of intrinsic value on analyses of free cash flow and return on invested capital. The Investment Adviser has designed its investment criteria and processes to reduce the likelihood of a permanent capital loss for each investment.

In response to adverse market, economic, political, and other conditions, the Investment Adviser may make temporary investments in liquid short-term instruments that are not consistent with the Fund’s investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objectives.

PRINCIPAL RISKS OF THE FUND

The following section provides additional information regarding certain of the principal risks, listed in alphabetical order, identified under “Principal Risks of the Fund” in the Fund’s Summary. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Capital Controls Risk:

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of foreign countries and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency. This may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk:

The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. Hedging activity or use of forward foreign currency contracts may reduce the risk of loss from currency revaluations, but also may reduce or limit the opportunity for

8

gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

Emerging Markets Risk:

The Fund may invest its assets in securities of issuers based in developing countries. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of securities markets and lower trading volume; (iii) certain national policies related to national interests, which may restrict the Fund’s investment opportunities; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Foreign Investment Risk:

Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region.

Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Medium-Sized Company Risk:

Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

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Non-Diversification Risk:

The Fund is classified as “non-diversified” pursuant to the definition provided in the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The possible assumption of large positions in the securities of a small number of issuers may cause performance to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market’s assessment of the issuers.

Shareholder Concentration Risk:

From time to time, an investment adviser may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state, or other governmental agency.

PORTFOLIO HOLDINGS

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

III. MANAGEMENT OF THE FUND

BBH&Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to the Fund through a separately identifiable department (the “SID” or “Investment Adviser”). The SID is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Subject to the general supervision of the Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH&Co. provides a broad range of investment management services for customers in the United States and abroad. As of _________2012, BBH&Co. managed total assets of approximately $ ______billion.

In addition to a continuous investment program, BBH&Co. serves as the Fund’s Administrator, which provides administrative services to the Fund, such as shareholder communications and tax services.

Investment Advisory and Administrative Fee

For investment advisory and administrative services, BBH&Co. receives a combined fee, computed daily and payable monthly, equal to ______% of the average daily net assets of the Fund. This fee compensates BBH&Co. for its services and its expenses (such as salaries of its personnel).

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A discussion of the Board’s review of the Fund’s investment advisory contract will be available in the Fund's first annual or semi-annual shareholder report.

The Investment Adviser has contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts payable under the Retail Class shares 12b-1 Plan (See “Distribution of Fund Shares” below) of the Fund to _______%. After exclusions, total net operating expenses for Retail Class shares of the Fund are expected to be ______% of the average daily net assets. The Expense Limitation Agreement is effective until ___________unless it is renewed by all parties to the agreement. The Expense Limitation Agreement may only be terminated during its term with approval of the Board.

Portfolio Managers

Ms. Regina Lombardi and Mr. Timothy E. Hartch serve as co-portfolio managers.

Ms. Regina Lombardi is a Managing Director of BBH&Co. with 22 years of combined industry and investment experience. Ms. Lombardi holds a BS from New York University Stern School of Business and is a CFA charterholder. She joined BBH&Co. in 2002. From 2002 to 2011, Ms. Lombardi served as a Senior Vice President. Ms. Lombardi has served as a Managing Director since 2012.

Mr. Timothy E. Hartch is a Partner of BBH&Co. with 16 years of combined industry and investment experience. Mr. Hartch holds an AB from Harvard College and a JD and MBA from the University of Michigan. He joined BBH&Co. in 1996. From 2005 to 2009, Mr. Hartch served as a Managing Director. Mr. Hartch has served as a Partner since 2010.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of shares of the Fund.

IV. SHAREHOLDER INFORMATION

Fund Valuation Policies

The Fund normally determines the Fund’s net asset value per share (“NAV”) once daily at 4:00 p.m., Eastern Time on each day the NYSE is open for regular trading (“Business Day”). The Fund does not calculate its NAV on days the NYSE is closed for trading. The determination of the Fund’s NAV is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Fund’s assets and liabilities are valued primarily on the basis of market quotations. The Fund values portfolio securities using market prices provided by independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Fund’s Board. Certain short term debt instruments are valued on the basis of amortized cost. Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Fund’s portfolio may change on days when the Fund is not open for business and you cannot purchase or redeem Fund shares. In addition, foreign currency exchange rates are generally determined as of the close of business on the NYSE.

If market quotations are not readily available, the assets are valued at fair value in accordance with procedures approved by the Board. A security or other asset held by the Fund may also be fair valued if events materially affecting the price of the security or other asset occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets. Fair value represents a good faith approximation of the

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value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

Distribution of Fund Shares

The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund.

Revenue Sharing

The Investment Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other Financial Intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, providing the Fund with “shelf space” or placing the Fund on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH&Co.’s own legitimate profits and its own resources (not from the Fund), and may be in addition to any Rule 12b-1 and/or shareholder servicing payments that are paid. In some circumstances, such payments may create an incentive for a Financial Intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your Financial Intermediary for details about revenue sharing payments.

Description of Share Classes

The Fund offers both Class N shares and Retail Class shares. Only Retail Class shares are offered through this Prospectus. Retail Class shares do not convert to any other class of shares of the Fund.

Account Transactions

Purchase of Shares

The Fund offers its shares on a continuous basis at the current NAV without a sales charge. Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of its shares at the current NAV, which is next determined after the Fund accepts the purchase order, including acceptable payment for such order. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. Shares are entitled to dividends declared, if any, starting as of the first Business Day following the day the Transfer Agent records the purchase.

An investor may place purchase orders for Fund shares directly through the Transfer Agent. Such orders will be priced at the NAV next calculated after the Fund accepts payment and that payment has been converted into federal funds. Such orders are held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for payment of the purchase price of Fund shares.

In addition to being able to buy and sell Fund shares directly through the Transfer Agent, investors may also buy or sell shares of the Fund through accounts with a Financial Intermediary that is authorized to place trades in Fund shares for their customers. Such shares are held in the Financial Intermediary’s name on behalf of that customer pursuant to arrangements made with that customer. Each Financial Intermediary arranges payment for Fund shares

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on behalf of its customers and may charge a transaction fee payable to the Financial Intermediary on the purchase of Fund shares.

Investment Minimums*

Minimum initial and subsequent purchase amounts may vary.

Retail Class Share
Initial Purchases	$5,000
Subsequent Purchases	$ 250

* The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers.

Redemption of Shares

The Fund executes a redemption request at the current NAV, which is next determined after the Fund receives the redemption request. The Fund normally determines the Fund’s NAV daily at 4:00 p.m., Eastern Time on each day that the equity markets of the NYSE are open for a full day of trading. Shares continue to earn dividends declared, if any, through the Business Day that the Fund executes the redemption request on the books of the Fund.

How to Redeem Fund Shares

Shareholders must redeem shares held by a Financial Intermediary through that Financial Intermediary and follow the Financial Intermediary’s procedures for redeeming Fund shares. For more information about how to redeem shares through a Financial Intermediary, contact the Financial Intermediary directly.

Shareholders may redeem shares held directly with the Fund by submitting a redemption request to the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next Business Day after the redemption request is executed.

Redemption Fee

Fund shares that are redeemed within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds. The holding period shall commence on the next business day following the date your purchase order is received by the Fund and shall apply to any redemption made on or before the 30th day from that date. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first. See “Frequent Trading Policy” below for more information.

The Fund may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions or exchanges in certain circumstances. For more information on the waiver of the redemption fee, see “Purchases and Redemptions” in the Fund’s SAI.

Redemptions by the Fund

The Fund has established a minimum account size of $5,000 for Retail Class shares, which may be changed from time to time in its discretion. If the value of an account held directly with the Fund falls below the minimum account size because of a redemption of shares, the Fund reserves the right to redeem the shareholder’s remaining shares. If

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such remaining shares are to be redeemed, the Fund will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed.

Each Financial Intermediary may establish its own minimum account requirements for its customers, which may be lower than those established for accounts held with the Fund.

Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1.00% of the Fund’s net assets, whichever is less.

The Fund may suspend a shareholder’s right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Frequent Trading Policy

Frequent or short-term trading into and out of the Fund, or time-zone arbitrage (i.e., the purchase and sale of Fund securities in order to profit from price discrepancies between the time the price of the portfolio security is determined and the time the Fund’s NAV is computed), can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s shares. As described above, the Fund imposes a 2.00% fee on redemptions of Fund shares made within 30 days from the date of purchase. The Board has not adopted any specific numerical restrictions on purchases and sales of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders. The Fund also monitors trading in Fund shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, and a Financial Intermediary will contain representations concerning the Financial Intermediary’s policies and procedures to monitor, deter and report instances of market timing.

No matter how the Fund defines its limits on frequent trading of Fund shares, other purchases and sales of Fund shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Investment Adviser may determine from the amount, frequency, or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other

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shareholders and may preclude the shareholder from making further purchases or exchanges of Fund shares. If your purchase or exchange order is rejected, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you may suffer.

Dividends and Distributions

The Fund normally pays to shareholders substantially all of the Fund’s net income and capital gains if any, annually. The Fund may pay additional dividends and/or capital gains distributions in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Fund pays dividends and capital gains distributions to shareholders of record as of the record date.

Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Please consult your personal tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which are subject to change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the reduced maximum rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2012, and such income will be taxable at ordinary income tax rates.

Beginning in 2013, distributions to U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.80% Medicare contribution tax on their “net investment income,” including interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

You may want to avoid buying shares when the Fund is about to declare a capital gain distribution or dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of the Fund’s shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

For additional information regarding taxes, please refer to the SAI.

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V. FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help an investor understand the financial performance of the Fund for the past five years (or if shorter, the period of the Fund’s operations). Financial highlights are not available for this Fund because as of the date of this Prospectus, the Fund had not commenced operations.

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More information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

The Fund’s Annual and Semi-Annual Reports to shareholders provide the Fund’s investments, performance and list of portfolio holdings. The Fund’s Annual Report contains a letter from the Fund’s Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-625-5759 or if your shares are held through a financial institution please contact them directly. We will typically send you individual copies within three business days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (and is legally considered part of this Prospectus).

To obtain the SAI, Annual Report and Semi-Annual Report without charge:

By telephone:	Call 1-800-625-5759

By mail write to the Fund’s Shareholder Servicing Agent:
Brown Brothers Harriman & Co.
140 Broadway
New York, New York 10005

By E-mail send your request to:	Bbhfunds.advisor@bbh.com

On the Internet:

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

To obtain other information or to make other shareholder inquiries:

By telephone:	Call 1-800-575-1265

By E-mail send your request to:	bbhfunds@bbh.com

Information about the Fund (including the SAI) can be reviewed and copied by visiting the SEC’s Public Reference Room in Washington, DC. Additionally, information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21829

STATEMENT OF ADDITIONAL INFORMATION

BBH GLOBAL CORE SELECT

Class N Shares - Ticker ________

Retail Class Shares - Ticker ___________

140 Broadway, New York, New York 10005

_____________________2012

BBH Global Core Select (the “Fund”) is a separate, non-diversified series of BBH Trust (the “Trust”). The Fund currently offers two classes of shares designated as Class N shares and Retail Class shares.

This Statement of Additional Information (“SAI”) is not a prospectus and provides new and additional information beyond that contained in the Fund’s prospectus. This SAI should be read in conjunction with the Fund’s prospectus dated ________2012 (the “Prospectus”), as it may be further amended and/or supplemented from time to time. You may obtain the Fund’s Prospectus without charge by calling 1-800-625-5759.

OVERVIEW

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a Delaware statutory trust organized on October 28, 2005.

The Trust has a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH&Co.”). BBH&Co. provides investment advice to registered mutual funds through a separately identifiable department (the “SID” or the “Investment Adviser”). The SID is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an investment adviser as that term is defined under the Investment Advisers Act of 1940, as amended (“Advisers Act”). BBH&Co. provides administrative services to each series of the Trust.

The Fund is designed to enable investors to be invested in a portfolio of equity securities of U.S. and non-U.S. companies. The Fund’s investment objective is to provide investors with long-term growth of capital. There can be no assurance that the investment objective of the Fund will be achieved.

INVESTMENT OBJECTIVE, STRATEGIES AND INVESTMENTS

INVESTMENT OBJECTIVE

The investment objective of Fund is to provide investors with long-term growth of capital.

The following supplements the information contained in the Prospectus concerning the investment objective, policies and strategies of the Fund.

DESCRIPTION OF THE FUND’S STRATEGIES AND INVESTMENTS

The Fund will invest primarily in publicly traded equity securities of companies that are located anywhere in the world, including in the United States. The Fund will invest in equities issued by U.S. and non-U.S. firms both directly and in the form of depository receipts representing an interest in these securities. The Fund may invest in companies that are organized, have a majority of their assets, or generate the majority of their operating income in any country, including emerging markets countries, but the Fund intends to invest primarily in the equity securities of companies in countries with developed economies.

Although the Investment Adviser expects to invest the assets of the Fund primarily in common stocks, it may also purchase derivatives and other securities with equity characteristics, including securities convertible into common stock, trust or limited partnership interests, rights, warrants and American Depositary Receipts.

Lack of Diversification

The Fund is considered to be “non-diversified.” A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

The Fund does, however, intend to maintain the level of diversification necessary to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Subchapter M diversification tests generally require that (i) the Fund invest no more than 25% of its total assets in securities (other than securities of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, and (ii) at least 50% of the Fund’s total assets consist of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer. These tax requirements are generally applied at the end of each quarter of the Fund’s taxable year.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

Borrowing

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on a fund of any increase or decrease in the

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value of its investments (which would have a corresponding effect on a fund's share value). Money borrowed is also subject to interest costs.

The Fund may borrow for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”), equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio of securities. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Investments

Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Foreign Securities

The Fund invests its assets in common stocks and other equity securities both within and outside the U.S. (including European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and American Depository Receipts (“ADRs”)), or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporation. ADRs are receipts typically issued by an American bank or trust company, which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities

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of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. In addition, the Fund may invest in securities into which they may be converted. The Fund also may invest in securities denominated in currency “baskets.”

The Fund’s assets may be concentrated in a single country or countries located in the same geographic region. The Fund assumes the risk that changing economic, regulatory, political or social conditions affecting the particular country or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Taxes. The Fund’s investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the close of its taxable year consist of foreign stocks or securities, the Fund may “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Emerging Market Securities

The Fund may invest up to 15% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. A security is economically tied to an emerging market country if it is, principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The Investment Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Investment Adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity and significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation

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or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal system. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investments, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Exchange Contracts

Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

While the Fund may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain. Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Fund’s securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements and the successful execution of a hedging strategy are extremely difficult.

The Investment Adviser, on behalf of the Fund, may enter into forward foreign exchange contracts in order to protect the dollar value of all investments in securities denominated in foreign currencies. The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

The Fund’s recognition of gain or loss due to foreign currency exchange rates may be treated differently for federal income tax purposes. This difference may require the Fund to make a distribution in excess of its book income to qualify as a registered investment company for federal income tax purposes.

Hedging Strategies

Foreign Currency Transactions

The Fund may engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. The Fund also has authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which the fund invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Hedging of the portfolio is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the Fund will be engaged in

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hedging activities when adverse exchange rate movements occur. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The Fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of the Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the Fund’s foreign assets.

While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund’s holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

If the Fund enters into a forward contract to purchase foreign currency, the Fund’s custodian and the Investment Adviser will segregate liquid assets.

Options on Stock. For the sole purpose of reducing risk, put and call options on stocks may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund’s net assets would be at risk. A call option on a stock gives the purchaser of the option the right to buy the underlying stock at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period. To liquidate a put or call option position, a “closing sale transaction” may be made for the Fund at any time prior to the expiration of the option which involves selling the option previously purchased.

Covered call options may also be sold (written) on stocks, although the current intention is not to do so. A call option is “covered” if the writer owns the underlying security.

Options on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stock indexes may

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be purchased for the Fund. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of stock indexes are the Standard & Poor’s Corporation (“Standard & Poor’s”) 500 Stock Index, Chicago Board of Options Exchange and the New York Stock Exchange (“NYSE”) Composite Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a fixed price (strike price), an option on a stock index gives the holder the right to receive a cash “exercise settlement” amount equal to: (a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the strike price of the option times a specified multiple.

The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of the Fund being hedged correlate with price movements of the stock index selected. The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option. Accordingly, the successful use of options on stock indexes for the Fund is subject to the Investment Adviser’s ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. Brokerage costs are incurred in the purchase of stock index options and the incorrect choice of an index or an incorrect assessment of future price movements may result in poorer overall performance than if a stock index option had not been purchased.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that lack of liquidity in the options markets may make it difficult from time to time for the Fund to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Fund’s portfolio strategies.

Futures Contracts on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes (“Futures Contracts”) may be entered into for the Fund. In order to assure that the Fund is not deemed a “commodity pool” for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission (“CFTC”) require that the Fund enter into transactions in futures contracts and options on futures contracts only: (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund’s assets.

Futures Contracts provide for the making and acceptance of a cash settlement based upon changes in the value of an index of stocks and are used to hedge against anticipated future changes in overall stock market prices which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken would rise in value by an amount which approximately offsets the decline in value of the portion of the Fund’s investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. There is also the risk of a potential lack of liquidity in the secondary market.

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The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of a Futures Contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the Futures Contract. Accordingly, the successful use of Futures Contracts is subject to the Investment Adviser’s ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. The incorrect choice of an index or an incorrect assessment of future price movements over the short term in the overall stock market may result in poorer overall performance than if a Futures Contract had not been purchased. Brokerage costs are incurred in entering into and maintaining Futures Contracts.

When the Fund enters into a Futures Contract, it may be initially required to deposit, in a segregated account in the name of the broker performing the transaction, an “initial margin” of cash, U.S. Government securities or other high grade liquid obligations equal to approximately 3% of the contract amount. Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or eligible securities called “variation margin,” with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

Currently, Futures Contracts can be purchased on stock indexes such as the Standard & Poor’s 500 Stock Index, Chicago Board of Options Exchange and the NYSE Composite Index.

Exchanges may limit the amount by which the price of a Futures Contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

Another risk that may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of an index subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of portfolio securities. Another such risk is that the price of the Futures Contract may not move in tandem with the change in overall stock market prices against which the Fund seeks a hedge.

Common Stock Warrants and Rights

The Fund may acquire, receive and retain common stock warrants and rights that are attached to securities held by the Fund. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Short-Term Instruments

Although it is intended that the assets of the Fund stay invested in the securities described above and in the Fund’s Prospectus to the extent practical in light of the Fund’s investment objective and long-term investment perspective, the Fund’s assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes and when, in the Investment Adviser’s opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Fund experiences

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large cash inflows through additional investments by its investors or the sale of portfolio securities, and desirable equity securities that are consistent with its investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s, or if unrated are of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, fixed time deposits and bankers' acceptances; and (v) repurchase agreements. Time deposits with a maturity of more than seven days are treated as not readily marketable. At the time the Fund’s assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or Standard & Poor’s; the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by Standard & Poor’s; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser. The assets of the Fund may be invested in U.S. dollar denominated short-term instruments, including repurchase agreements, obligations of the U.S. Government, its agencies or instrumentalities, commercial paper and bank obligations (such as certificates of deposit, fixed time deposits, and bankers' acceptances). Cash is held for the Fund in demand deposit accounts with the Fund’s custodian bank.

Repurchase Agreements

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement.

Repurchase agreements are considered by the Staff of the SEC to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. If the lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 15% of the market value of the Fund’s total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

Collateral for repurchase agreements may be held by a custodian other than BBH&Co.

U.S. Government Securities

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event

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the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) the Federal Farm Credit System and the Federal Home Loan Banks. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities. On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and the FHLMC, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury were intended to ensure that the FNMA and the FHLMC maintain a positive net worth and meet their financial obligations, presenting mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Rule 144A Securities

The Investment Adviser may, on behalf of the Fund, purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored.

When-Issued and Delayed Delivery Securities

Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund’s net asset value per share (“NAV”). The Fund maintains with BBH&Co., the Fund’s custodian (the “Custodian”), a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. Commitments for such when-issued or delayed delivery securities are made only when there is an intention of actually acquiring the securities. On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

Loans of Portfolio Securities

Loans up to 30% of the total value of the securities of the Fund are permitted. Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Fund any income accruing thereon, and cash collateral may be invested for the Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day’s notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. Reasonable finders and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the

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borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to BBH&Co. or to any affiliate of the Fund or BBH&Co.

Investment Company Securities

Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT POLICIES

Fundamental Investment Policies

The Fund operates under the following investment policies, which are deemed fundamental and may be changed only with the approval of the Board and the holders of a “majority of the Fund’s outstanding voting securities” (as defined in the 1940 Act).

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Tax-exempt government securities and tax-exempt municipal securities will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

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Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following policies are non-fundamental and therefore may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Investing in the Shares of Other Investment Companies

The Fund may invest its assets in shares of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund’s Investment Adviser.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Selling Short

The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time.

Restricted Securities

The Fund will not purchase securities that are restricted at the time of purchase, except that the Fund may purchase Rule 144A securities.

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For purposes of the above investment policies:

•	the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items and “bank instruments;”

•	except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation; and

•	the Fund will not make investments that will result in the investment of 25% or more of its assets in the securities of issuers primarily engaged in the same industry. Futures and options contracts, government securities and municipal securities will not be deemed to constitute an industry.

MANAGEMENT

Information pertaining to the Trustees and executive officers of the Trust is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee^	Other Directorships held by Trustee During Past 5 Years
Independent Trustees
Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with the Predecessor Trust	Managing Director and Chairman of Wellington Shields & Co. LLC (member of New York Stock Exchange (“NYSE”)).	5	Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flowers Foods, Inc. (NYSE listed company).
David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with the Predecessor Trust	Retired.	5	Director of Dreyfus Mutual Funds (59 Funds)
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Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee^	Other Directorships held by Trustee During Past 5 Years
Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	5	None
H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	5	None
Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Consultant to Western World Insurance Group, Inc. (“WWIG”) (January 2010 to January 2012) CEO of WWIG (1992-2009).	5	Director of WWIG
Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	5	Chairman of Dillon Trust Company; Chairman of Keswick Management; Director of Domaine Clarence Dillon, Bordeaux, France; and Director of Pinnacle Care International.
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Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee^	Other Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ Birth Date: February 18, 1957 40 Water Street Boston, MA 02109	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co., Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	5	None
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present); General Partner of BBH&Co. (1998 to 2011); President and Principal Executive Officer of the Trust (2008-2011).	5	None

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Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee^	Other Directorships held by Trustee During Past 5 Years
Officers
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Joined BBH&Co. in 1977 and has been a Partner of the firm since 1995.	N/A	N/A
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since September 2001; joined BBH&Co. in 1999.	N/A	N/A
Mark B. Nixon 140 Broadway New York, NY 10005 Birth Date: January 14, 1963	Assistant Secretary	Since 2007 2006-2007 with the Predecessor Trust	Vice President of BBH&Co. (since October 2006).	N/A	N/A
Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer (“CCO”)	Since 2011	CCO for Brown Brothers Harriman & Co. (June 2011 – present); Partner at Crowell & Moring LLP (from April 2010 to May 2011); CCO of Cowen and Company (from January 2005 to April 2010).	N/A	N/A
Sue M. Rim-An 140 Broadway New York, NY 10005 Birth Date: September 10, 1970	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering (“AML”) Officer, Vice President of BBH&Co. (September 2007-present).	N/A	N/A
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Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee^	Other Directorships held by Trustee During Past 5 Years
Suzan Barron 50 Milk Street Boston, MA 02109 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. since November 2005.	N/A	N/A
Alexander Tikonoff 50 Milk Street Boston, MA 02109 Birth Date: December 23, 1974	Assistant Secretary	Since 2009	Assistant Vice President and Investor Services Counsel, BBH&Co. (since August 2006).	N/A	N/A
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. (since 2009); Finance and Accounting Consultant at The Siegfried Group (2007-2009).	N/A	N/A

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Except for Ms. Livingston and Messrs. Collins, Frazier and Gehret, the Trustees previously served on the Board of Trustees of the Predecessor Trust.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has five series, and each is counted as one “ Portfolio” for purposes of this table.

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BOARD OF TRUSTEES

Board Leadership Structure

Currently, six of the eight Trustees of the Board are not “interested persons,” as defined in the 1940 Act (“Independent Trustees”). The Board has appointed Mr. Joseph V. Shields Jr., to serve as Chairman of the Board. There are two primary committees of the Board: the Audit Committee and the Valuation Committee. The Committee chairs each preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of each Committee. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Board made this determination in consideration of, among other things, legal requirements under applicable law, including the 1940 Act, the fact that the Board is comprised of a majority (75%) of Independent Trustees, the number of funds (and classes) overseen by the Board and the total number of Trustees on the Board.

Board Oversight of Risk Management

The Board is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain parties provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Investment Adviser, distributor and administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Fund. Under the overall supervision of the Board, the Audit Committee, and the Valuation Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., Fund’s Investment Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board oversees the risk management of the Trust’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Trust and its service providers, including the Trust’s Chief Compliance Officer and the Trust’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee and Valuation Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed. The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Investment Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Agreement with the Investment Adviser, the Board meets with the Investment Adviser to review such services. Among other things, the Board regularly considers the Investment Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. In the case of the Investment Adviser, the Agreement combines advisory and administrative services under one fee. As a result, the Board compares the combined advisory and administration fee earned by BBH&Co. for the Fund against average fees for similar funds taking into account the administrative portion of such fee. In addition, the Board also considers all fees and other benefits that are received by the Investment Adviser and its affiliates from the Fund. The Board also reviews information about each Fund’s performance and investments.

The Board receives regular written reports on the concentration of the Fund’s portfolio, its exposure to illiquid or hard to value securities, and other commonly considered portfolio risk factors.

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The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Investment Adviser. The Board additionally seeks to monitor legal risk by receiving periodic reports from counsel on developments in the law and regulations that may affect the operation of the Fund or other aspects of the fund industry in general.

The Board acknowledges that unique risks arise when an affiliate acts as a service provider in the way various business units within BBH&Co. act as service providers to the Fund. The Board monitors affiliation risk in the ways described above, including, but not limited to, receiving reports on transactions or trading activity involving the Fund and BBH&Co. (or any affiliates) to ensure BBH&Co. is putting the interests of the Fund ahead of its own. In addition, when evaluating all service contracts between the Fund and BBH&Co., the Board requests and receives an independent third-party report evaluation of the service provided by such BBH&Co. business unit, including comparative fee information, to ensure the fees negotiated are consistent with fees that would result from an a third party arm’s-length negotiation.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Investment Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of: (i) each Trustee’s ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders; and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Shields should serve as a Trustee of the Fund because of the experience he has gained as Chairman and CEO of a NYSE member broker-dealer, as CEO of a registered investment adviser and as Director of an NYSE-listed company and as a Trustee or Director of the Fund and its predecessor since 1990.

The Board has concluded that Mr. Feldman should serve as a Trustee of the Fund because of the experience he has gained as Director of a public company, as a private investor, and as a Trustee or Director of the Fund and its predecessor since 1993.

The Board has concluded that Mr. Miltenberger should serve as a Trustee of the Fund because of the experience he has gained as a trustee of a family of investment trusts, as a Director of a private company and as a Trustee or Director of the Fund and its predecessor since 1992.

The Board has concluded that Mr. Wagner should serve as a Trustee of the Fund because of the experience he has gained as President of a registered investment adviser and as a Trustee or Director of the Fund and its predecessor since 2006.

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The Board has concluded that Mr. Frazier should serve as a Trustee of the Fund because of the experience he has gained as President and CEO of a property casualty insurance business for 18 years.

The Board has concluded that Ms. Livingston should serve as a Trustee of the Fund because of the business and financial experience she has gained as a partner of BBH&Co.

The Board has concluded that Mr. Collins should serve as a Trustee of the Fund because of his 32 years of extensive experience in investment advisory, corporate finance and economic policy planning.

The Board has concluded that Mr. Gehret should serve as a Trustee of the Fund because of the business and financial experience he has gained as a partner of BBH&Co, and as the former President and Principal Executive Officer of the Trust.

Trustee Committees

The Trustees (except Ms. Livingston and Messrs. Shields and Gehret) serve on an Audit Committee that selects the independent registered public accounting firm for the Fund and reviews the Fund’s financial reporting processes, compliance policies, procedures and the Trust’s overall system of internal controls. The Audit Committee met four times during the fiscal year ended October 31, 2011.

Messrs. Shields, Wagner, Feldman and Frazier serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the “fair value” of any security for which market quotations are not readily available. The Valuation Committee met 12 times during the fiscal year ended October 31, 2011.

Trustee Equity Ownership as of 12/31/11

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
Joseph V. Shields, Jr.	None	None
David P. Feldman	None	None
Arthur D. Miltenberger	None	Over $100,000
H. Whitney Wagner	None	Over $100,000
Andrew S. Frazier	None	Over $100,000
Mark M. Collins*	None	None
Susan C. Livingston**	None	None
John A. Gehret***	None	Over $100,000
*	Mr. Collins was appointed as an Independent Trustee of the Trust on June 20, 2011.
**	Ms. Livingston was appointed as an Interested Trustee of the Trust on April 1, 2011.
***	Mr. Gehret was appointed as an Interested Trustee of the Trust on December 7, 2011.

As of the date of this SAI, there were no principal or control shareholders as there were no shares of the Fund outstanding.

COMPENSATION

Effective January 1, 2011, each Independent Trustee receives a base annual fee of $55,000 and such base annual fee is allocated among all series of the Trust in equal amounts. Prior to January 1, 2011, each Independent Trustee received a base annual fee of $50,000. The Chairman of the Board (Mr. Shields) and the Chairman of the Audit

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Committee (Mr. Miltenberger) receive an additional fee of $12,500 and $10,000 per year, respectively. In addition, each Independent Trustee receives an additional fee of $2,500 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

Trustee Compensation for the Fiscal Year Ended October 31, 2011

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex + paid to Trustee
Joseph V. Shields, Jr., Independent Trustee	None	None	None	$66,250
David P. Feldman, Independent Trustee	None	None	None	$53,750
Alan G. Lowy ,* Independent Trustee	None	None	None	$53,750
Arthur D. Miltenberger, Independent Trustee	None	None	None	$63,750
H. Whitney Wagner, Independent Trustee	None	None	None	$53,750
Andrew S. Frazier** Independent Trustee	None	None	None	$53,750
Mark M. Collins** Independent Trustee	None	None	None	$27,500
Susan C. Livingston*** Interested Trustee	None	None	None	None
John A. Gehret *** Interested Trustee	None	None	None	None

+	The Fund Complex consists of the Trust , which currently consists of five series.
*	Mr. Lowy retired from the Board effective December 7, 2011.
**	Mr. Collins was appointed as an Independent Trustee of the Trust on June 20, 2011.
***	Ms. Livingston and Mr. Gehret were appointed as Interested Trustees of the Trust on April 1, 2011 and December 7, 2011, respectively.

Because of the services rendered pursuant to the Agreement, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.

CODE OF ETHICS

The Trust, the Investment Adviser and the distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The Investment Adviser’s code of ethics is also maintained pursuant to the Advisers Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedure

The Fund’s Board has delegated the responsibility to vote proxies on the securities held in the Fund’s portfolio to the Investment Adviser. In order to mitigate any potential conflict of interest, the SID (through BBH&Co.) has retained an independent third party proxy agent (“Proxy Agent”) to recommend how to vote a Fund’s proxy. The Board has also approved the SID’s policies and procedures for voting the proxies, which are summarized below.

The SID has adopted proxy voting policies and procedures concerning the voting of proxies of its Fund clients (the “Proxy Policy and Procedures”). Pursuant to the Proxy Policy and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion. The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer’s board of directors and management; and maintain or increase the rights of shareholders. Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

For more information on the Proxy Policy and Procedures, described herein, investors in the Fund may request a copy of the Proxy Voting Policy and Procedures by calling a toll-free number for Shareholder Inquiries: 1-800-625-5759.

Proxy Voting Report

A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 will be available upon request and without charge by calling a toll-free number for Shareholder Inquiries: 1-800-625-5759 or by going to http://www.sec.gov.

Portfolio Holdings Information

The Board has approved a policy related to the dissemination of Fund information. This policy is designed to provide a framework for disclosing information regarding portfolio holdings and other Fund information (“Fund Information”) consistent with applicable federal securities laws and general principles of fiduciary duty relating to Fund shareholders. Additional information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. The Board receives periodic reports from the Investment Adviser, about arrangements involving the disclosure of portfolio securities.

The Fund is required to disclose its complete portfolio holdings using Form N-Q, which is filed with the SEC within 60 days of the end of the first and third quarter of each fiscal year. The Fund is also required to disclose its portfolio holdings using Form N-CSR, which is filed with the SEC within 60 days of the end of the second and fourth quarter of each fiscal year. Portfolio holdings will be disclosed and made available to investors on a monthly basis and will be disclosed or made available approximately fifteen (15) days after each month end.

You may also access from the Fund’s website portfolio information as of the end of each of the Fund’s fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

In addition, the Trust’s service providers and vendors which include, without limitation, the Investment Adviser, the distributor, the administrator, the custodian, an independent registered public accountant, legal counsel, fund accountant, proxy voting service provider, trade execution vendor, pricing information vendors, and printer and mailing agent, may all receive early disclosure of portfolio holdings information as frequently as daily in connection

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with the services they perform for the Fund. It is generally the policy of the Fund that neither the Fund nor its service providers or vendors may selectively disclose the Fund’s portfolio holding information. This means that Fund Information approved for disclosure shall be disclosed or made available to all persons including individual investors, potential investors, institutional investors, intermediaries that distribute Fund shares, third party service providers and vendors, rating and ranking organizations, survey companies and affiliated persons of the Fund on an equal basis. Service providers and vendors will be subject to a duty of confidentiality with respect to any Fund Information whether imposed by the provisions of its contract with the Trust or by the nature of its relationship with the Trust.

Fund Information shall be disclosed only after it has determined that such disclosure will not disadvantage shareholders. Disclosure of Fund Information to select investors is permissible only when there is a legitimate business purposes for doing so and the recipients are subject to the restrictions listed below. Such disclosures must be approved by the Fund’s President.

•	The recipient does not distribute the Fund Information to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the Fund Information becomes public information; and
•	The recipient signs a written confidentiality agreement.

Portfolio holdings may not be disclosed to any investor, except after: (1) the holdings have been reviewed and approved appropriately, (2) the portfolio holdings have been posted and are readily available on the Fund’s website, and (3) the availability of the portfolio holdings is disclosed in the Fund’s SAI.

The Board receives periodic reports from the Investment Adviser about arrangements involving the disclosure of portfolio securities.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to the Agreement with the Trust, subject to the general supervision of the Trustees and in conformance with the stated policies of the Fund, BBH&Co. through members of its SID, provides investment advice, and portfolio management to the Fund. BBH&Co. also provides administrative services to the Fund. The Investment Adviser manages the Fund’s investment operations according to the Fund’s principal investment strategies.

It is the responsibility of the Investment Adviser to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.

The Agreement between BBH&Co. and the Trust is dated February 1, 2007 and remains in effect for two years from such date and thereafter, but only as long as the Agreement is specifically approved at least annually: (i) by a vote of the holders of a “majority of the Fund’s outstanding voting securities” (as defined in the 1940 Act) or by the Fund’s Trustees; and (ii) by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Fund, or by a vote of the holders of a “majority of the Fund’s outstanding voting securities” (as defined in the 1940 Act) on 60 days’ written notice to BBH&Co. and by BBH&Co. on 90 days' written notice to the Fund. (See “Additional Information”)

The investment advisory services of BBH&Co., through its SID, to the Fund are not exclusive under the terms of the Agreement. BBH&Co. may render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and BBH&Co., dated December 11, 2006, the Trust, including each series thereof, may use “Brown Brothers Harriman” in their names. The license agreement may be terminated by BBH&Co. at any time upon written notice to the Trust, upon the expiration or earlier termination of any

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agreement between the Trust or any investment company in which a series of the Trust invests all of its assets, and BBH&Co. Termination of the license agreement would require the Trust to change its name and the names of the Fund to eliminate all references to Brown Brothers Harriman.

BBH&Co. has been retained by the Trust to serve as Fund Administrator (the “Administrator”) to the Trust under the terms of the Agreement. In its capacity as Administrator of the Trust, BBH&Co. administers all aspects of the Trust’s operations subject to the supervision of the Board, except as set forth above under “Investment Adviser” and below under “Distributor.” In connection with its responsibilities as Administrator and at its own expense, BBH&Co.: (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust; (ii) oversees the performance of administrative and professional services to the Trust by others, including the transfer and dividend disbursing agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and the Fund’s prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to shareholders and the SEC.

The Agreement fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to __________% of the Fund’s average daily net assets. The Investment Adviser has contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts payable under the Retail Class shares 12b-1 Plan (see “Distribution Plan” below)) of the Fund __________% of average daily net assets for each share class. The agreement is in effect until March 1, 2013, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Board. With this agreement, it is anticipated that total operating expenses for Retail Class

PORTFOLIO MANAGER INFORMATION

The following information about the Fund’s Co-Portfolio Manager, Ms. Regina Lombardi, is provided as of the end of the Fund’s most recently completed fiscal year.

Other Accounts Co-Managed by Regina Lombardi	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	None
Other Pooled Investment Vehicles*	____________
Other Accounts*	___________

* Ms. Lombardi does not manage any accounts individually. She manages “Other Pooled Investment Vehicles” and “Other Accounts” with Mr. Hartch.

The “Other Pooled Investment Vehicle” referenced in the table above is a UCITS organized under Luxembourg law. This fund follows a strategy similar to the Fund and is only available to certain non-U.S. investors. No account co-managed by Ms. Lombardi has an incentive profit allocation or advisory fee based on the performance of the account.

The following information about the Fund’s Co-Portfolio Managers, Mr. Timothy E. Hartch and Regina Lombardi, is provided as of the end of the Fund’s most recently completed fiscal year.

Other Accounts Co-Managed by Timothy E. Hartch	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	_________________
Other Pooled Investment Vehicles	_________________
Other Accounts*	________________

* Mr. Hartch does not manage any accounts individually.

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The “Other Pooled Investment Vehicles” include a private investment vehicle, co-managed by Mr. Hartch, that is part of a master/feeder fund structure with U.S. and offshore entities for which BBH&Co. receives an incentive profit allocation each year. As of October 31, 2011 this investment vehicle had total assets of approximately $591 million. No other account or fund co-managed by Mr. Hartch has an incentive profit allocation or advisory fee based on the performance of the account. The other investment vehicles referenced in the table above are each an undertaking for collective investment in transferable securities (“UCITS”) organized under Luxembourg law. One of the UCITS funds follows a strategy similar to the Fund and is only available to certain non-U.S. investors.

Because the Fund had not commenced operations as of the date of this SAI, there is no Fund ownership information.

Compensation Structure

Ms. Lombardi is a Managing Director of BBH&Co. She is paid a fixed base salary and variable incentives based on her performance, the investment performance of the Fund and other portfolios managed by Ms. Lombardi, and the overall profitability of BBH&Co. Ms. Lombardi’s base salary is determined within a market competitive salary range, based on her experience and performance, and is consistent with the salaries paid to other managing directors of BBH&Co. The variable incentives are composed of three separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria using a Balanced Scorecard methodology (the “Performance Bonus”). The second element is a cash bonus paid at the end of each calendar year based on the profitability of BBH&Co. (the “Managing Director’s profit share”). The third and typically the smallest element is participation in a profit sharing plan that allows all employees to share in the success of BBH&Co. in meeting its profit objectives. This participation is a uniform portion of each employee’s base salary and is paid to each employee’s 401K account that vests over time. The main criteria for establishing Ms. Lombardi’s Performance Bonus are the investment performance of the Fund and certain separate accounts that follow a similar investment strategy as the Fund and Ms. Lombardi’s leadership, collaboration, and communication skills. Ms. Lombardi’s Managing Director’s profit share is set by BBH&Co.’s Steering Committee at the beginning of each calendar year based on her overall contribution to BBH&Co.’s investment management business.

Mr. Hartch is a Partner of BBH&Co. As a Partner, most of Mr. Hartch’s compensation is linked directly to the profits of BBH&Co. through a working interest in BBH&Co.’s profits and a return on capital invested in BBH&Co. Mr. Hartch’s working interest is set at the beginning of each calendar year by BBH&Co.’s Steering Committee based on his overall contribution to BBH&Co., including the investment performance and profitability of the Fund and other accounts and funds co-managed by Mr. Hartch. Mr. Hartch has also invested capital in BBH&Co. and receives an annual return on his invested capital that fluctuates each year based on the overall profits of BBH&Co. Mr. Hartch is also paid a fixed base salary.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing, fund accounting, and securities lending services to the Fund. BBH&Co. may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated

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service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH&Co., including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Funds. BBH&Co. has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH&Co. has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH&Co. has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a Chief Compliance Officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Trust’s Chief Compliance Officer on areas of potential conflict.

DISTRIBUTOR AND DISTRIBUTION PLAN (Rule 12b-1 Plan)

Distributor. ALPS Distributors, Inc., (“ALPS” or the “Distributor”) serves as the distributor of the Fund’s shares. Its offices are located at 1290 Broadway, Suite 1100, Denver, CO 80203. The Distribution Agreement between the Trust and ALPS, dated as of November 1, 2011, remains in effect for two years from the date of execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distribution Agreement terminates automatically in the event of its assignment, and may be terminated: (i) with respect to the Fund, at any time, without penalty, by the Board of the Trust or by a vote of the holders of a "majority of the outstanding voting securities " (as defined in the 1940 Act) of the Fund on not more than sixty (60) days' written notice to ALPS; and (ii) by ALPS on sixty (60) days' written notice to the Trust.

Distribution Plan. The Distribution Plan (the “Plan”) provides that Retail Class shares of the Fund pay Financial Intermediaries (defined below) a maximum annual fee of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers and the Investment Adviser (collectively, “Agents”) as compensation for services or reimbursement of expenses incurred in connection with distribution and other fees for the sale of its

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shares and for services provided to shareholders. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Distribution and service-related activities may include, but are not limited to: (i) commissions to sales personnel for selling Fund shares; including travel, entertainment and business development expenses; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with ALPS for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund’s prospectus and SAI for distribution to potential investors; (vii) website maintenance fees; (viii) temporary help; (ix) telephone; (x) consulting/research; (xi) consulting/research fee; and (xii) other activities that are reasonably calculated to result in the sale of shares of the Fund.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

SHAREHOLDER SERVICING AGENT

BBH&Co. serves as the shareholder servicing agent (“Shareholder Servicing Agent”) for the Trust. Services to be performed by BBH&Co. with respect to the Fund’s shares, include among other things: answering inquiries from shareholders of and prospective investors in shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting shareholders and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder or prospective investor in shares of the Fund may reasonably request. For these services, BBH&Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund’s average daily net assets represented by shares owned during the period.

FINANCIAL INTERMEDIARIES

From time to time, the Fund and/or its Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries (“Financial Intermediaries”) pursuant to which the Financial Intermediary, which holds Fund shares in its name on behalf of its customers, may provide the following shareholder services: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer’s shares in its name or its nominee name on the shareholder records of the Fund; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer’s account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of shares in a customer’s account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Fund to its customers; and receives, tabulates and transmits to the Fund proxies executed by its customers with respect to meetings of shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for shares. Customer orders are priced at the NAV for shares next determined after such order has been accepted by such customer’s Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for shares

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when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

REVENUE SHARING

The Investment Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, providing the Fund with “shelf space” or placing the Fund on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH&Co.’s own legitimate profits and its own resources (not from the Fund) and may be in addition to any Rule 12b-1 and/or shareholder servicing payments that are paid. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your Financial Intermediary for details about revenue sharing payments.

CUSTODIAN

BBH&Co., 140 Broadway, New York, New York 10005, is the custodian (the “Custodian”) for the Fund. As Custodian, it is responsible for maintaining books and records of the Fund’s portfolio transactions and holding the Fund’s portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV of the Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, is the transfer and dividend disbursing agent for the Fund and is responsible for maintaining the books and records detailing ownership of the Fund’s shares.

LEGAL COUNSEL

Bingham McCutchen LLP, 2020 K Street NW, Washington, DC 20006, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

___________________serves as the independent registered public accounting firm for the Fund. ________________principal address is 200 Berkeley Street, Boston, MA 02116.

NET ASSET VALUE

The NAV of each class of shares of the Fund is normally determined once daily at 4:00 P.M. Eastern Time each day the NYSE is open for regular trading (“Business Day”). (As of the date of this SAI, the NYSE is open every weekday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas and on the preceding Friday or subsequent Monday when one of those holidays fall on Saturday or Sunday.) The determination of NAV of each share of the Fund is made once during each Business Day as of the close of regular trading on the NYSE by subtracting from the value of the Fund’s total assets the amount of its liabilities, and dividing the difference by the

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number of shares of the Fund outstanding at the time the determination is made. NAV is determined separately for each class of shares by dividing the value of the Fund’s total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

The value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is normally determined at the same time and on the same days as the Fund’s NAV is determined. Unless determined not to represent fair value by the Trustees, Fund investments are valued in the manner described below.

The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the NYSE (which is currently 4:00 P.M., Eastern Time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on the NYSE. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days the NYSE is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s NAV is calculated, such securities would be valued at fair value in accordance with procedures established by and under the general supervision of the Trust’s Board. A domestic exchange-traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

PURCHASES AND REDEMPTIONS

Orders received by a Financial Intermediary will be priced at the NAV next calculated after that Financial Intermediary, as an agent of the Fund, receives the request in good order from its clients.

A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

A shareholder’s right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the NYSE is closed for other than weekends and holidays or when regular trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists, which causes disposal of, or evaluation of the NAV of the Fund’s portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

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An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund’s minimum initial purchase requirements.

An investor should also be aware that any Fund shares that are redeemed within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds. The 30 day holding period shall commence on the next business day following the date of purchase and shall apply to any redemption made on or before the 30th day from that date.

The Fund may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions or exchanges by:

•	accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Investment Adviser not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);
•	accounts of shareholders who have died or become disabled;
•	shareholders redeeming or exchanging shares:
	—	in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account, or
	—	in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;
•	shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans;
•	redemptions of shares acquired through dividend reinvestment;
•	involuntary redemptions of accounts that fall below the minimum account size (see “Redemptions by the Fund” below);
•	Funds or accounts managed by BBH&Co. whose trading practices are determined by the Investment Adviser not to be detrimental to the Fund or long-term shareholders; and
•	certain other accounts in the absolute discretion of the Investment Adviser when the redemption fee is de-minimis or a shareholder can demonstrate hardship.

The Fund reserves the right to modify or eliminate these waivers at any time.

The value of shares redeemed may be more or less than the shareholder’s cost depending on Fund performance during the period the shareholder owned such shares.

Lost Accounts. The Fund’s transfer and dividend disbursing agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

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The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information also supplements and should be read in conjunction with the discussion of federal income tax considerations contained in the Fund’s Prospectus.

RIC Modernization Act. Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the “RIC Mod Act”) which makes certain beneficial changes for RICs and their shareholders, some of which are referenced below. In general, the RIC Mod Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Mod Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts certain RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

Taxation of the Fund. The Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Code. As such , the Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses ) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund’s taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund’s taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

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The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The RIC Mod Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals and provide that such losses are carried over by a Fund indefinitely.

Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for a Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund will be subject to federal income tax to the extent any such income or gains are not distributed.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Taxation of Shareholders – Distributions. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or, subject to the sunset date below, at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). A portion of the dividends received from the Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income . Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code.

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Distributions received by a Fund from another RIC (including an exchange-traded fund (“ETF”) that is taxable as a RIC) will be treated as qualified dividend income only to the extent so designated by such RIC. As noted above, if you lend your shares in the Fund , such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income . The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

The Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in the Fund. Long-term capital gains are currently taxed at a maximum rate of 15%.

Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Taxation of Shareholders – Sale or Exchange of Shares. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains would return to 20% in 2013.

The Fund (or its administrative agent) is required to report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or

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after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. [In the absence of an election, the Fund will use the average basis method as the default cost basis method.] The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

Taxation of Fund Investments. Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the “original issue discount” or “OID”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Special rules apply if the Fund holds inflation-indexed bonds. Generally, all stated interest on such bonds is recorded as income by the Fund under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in the Fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of the Fund’s OID in a taxable year with respect to a bond will increase the Fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includible in the Fund’s income with respect to the bond for the taxable year.

The Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be

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considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net tax-exempt income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Fund.

Dividends and interest received by the Fund’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Code. A Fund will be treated as a “qualified fund of funds” if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

The Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund’s ordinary income otherwise available for distribution to you.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required

34

to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Foreign Shareholders. Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than “qualified short-term capital gain dividends” and “interest-related dividends” described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to the Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate .

The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. The provisions relating to the withholding exemptions for “qualified short-term capital gain dividends” and “interest-related dividends” only apply to dividends with respect to taxable years of the Fund beginning before January 1, 2012.

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds from the sale of Fund shares received by shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund where, for example, (i) the Fund invests in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors.

Backup Withholding. The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Tax Shelter Reporting Regulations. Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting

35

requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State Tax Matters. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or FNMA securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in shares .

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005. Its offices are located at 140 Broadway, New York, New York 10005; its telephone number is 800-625-5759. The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Shareholders of the Fund are entitled to a full vote for each share held and to a fractional vote for each fractional share held. Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually, but the Trust will hold special meetings of shareholders when in the judgment of the Trust’s Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Trust. The Trust’s Agreement and Declaration of Trust provide that the Trust may, upon the approval of its Board, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

Share certificates are not issued by the Trust.

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The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trust’s Agreement and Declaration of Trust provide that, at any meeting of shareholders of the Fund, each Financial Intermediary may vote any shares as to which that Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Financial Intermediary is the agent of record. Any shares so voted by a Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust’s Trustees individually but only upon the property of the Trust and that the Trust’s Trustees are not liable for any action or failure to act. Notwithstanding the foregoing, nothing in the Agreement and Declaration of Trust protects a Trust’s Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the “Plan”) to permit the Trust to establish a multiple class distribution system for the Fund. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.

PORTFOLIO BROKERAGE TRANSACTIONS

The Fund is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 25% annual turnover rate would occur, for example, if one-quarter of the securities in the Fund’s portfolio (excluding short-term obligations) were replaced once in a period of one year. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tends to increase as the turnover rate activity increases.

In effecting securities transactions for the Fund, the Investment Adviser seeks to obtain the best price and execution of orders. In selecting a broker, the Investment Adviser considers a number of factors including: the broker’s ability to execute orders without disturbing the market price; the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities; the broker’s financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any “affiliated person” (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.

The Trust may use BBH&Co., an “affiliated person” of the Trust, as one of its regular brokers in the purchase and sale of portfolio securities on behalf of the Fund when, in the judgment of the Investment Adviser, that BBH&Co. is able to obtain a price and execution at least as favorable as other qualified brokers. On those occasions when BBH&Co. acts as a broker to the Fund and deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, BBH&Co., to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by BBH&Co. in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

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The use of BBH&Co. as a broker for the Fund is subject to the provisions of Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended (“Exchange Act”), which permits the Trust to use BBH&Co. as a broker provided that certain conditions are met. In addition, under the 1940 Act, commissions paid by the Fund to BBH&Co. in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission.

The Board from time to time reviews, among other things, information relating to the commissions charged by BBH&Co. to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other qualified brokers.

The Investment Adviser may direct a portion of the Fund’s securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers for services provided to the Fund for which the Fund would otherwise be obligated to pay. Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

The Fund executes transactions through qualified brokers other than BBH&Co. In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers. Such research services include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser’s clients and not solely or necessarily for the benefit of the Fund. The Investment Adviser believes that the value of research services received is not readily determinable. The Trust does not reduce the fee paid by the Fund to the Investment Adviser by any amount that might be attributable to the value of such services.

BBH&Co. maintains a list of approved Brokers and establishes committees that will periodically assess and review the full range of broker-dealer services including: the Broker’s ability to execute orders without disturbing the market price; the Broker’s reliability for prompt, accurate confirmations and on-time delivery of securities; the Broker’s financial condition and responsibility; the research and other investment information provided by the Broker; and the commissions charged. In evaluating the execution capability of approved Brokers, these committees will review, when appropriate, a number of factors that may include, without limitation, the following: (i) ability to execute orders at the prevailing market price at the time of order entry; (ii) ability to execute orders on a timely basis; and (iii) ability to automate order flow, including the ability of the execution venue to support the order types. In addition, under Section 28(e) of the Exchange Act, the value of the permitted products and services can be factored into the equation for evaluating the cost of each transaction, including higher commissions, to determine if best execution is in fact obtained from approved Brokers. Any new Brokers shall be assessed against BBH&Co.’s best execution criteria and reviewed by the applicable committee for inclusion on the approved Broker list.

The Trustees review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

The writing of options by the Trust may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Trust may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

ADDITIONAL INFORMATION

As used in this SAI and the Prospectus, the term “majority of the Fund’s outstanding voting securities” (as defined in the 1940 Act) currently means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if the

38

holders of more than 50% of the Fund’s outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities, whichever is less.

Fund shareholders will receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

With respect to the securities offered by the Prospectus, this SAI and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-551-8090. Additionally, this information is available on the EDGAR database at the SEC’s internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

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Appendix I – Listing of Service Providers and Vendors

The following is a list of persons other than the Investment Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm

________________________

Legal Counsel

Bingham McCutchen LLP

Service Providers

ALPS Distributors, Inc.

ALPS Fund Services, Inc.

Security Pricing Services

ITG, Inc.

FT Interactive

Reuters, Inc.

Rating Agencies

IDC

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Part C: Other Information

BBH TRUST

Item 28. Exhibits

(a)	(1)	Conformed Copy of the Certificate of Trust of BBH Trust (the “Registrant”), dated October 28, 2005.	(1)
(a)	(2)	Conformed Copy of the Agreement and Declaration of Trust of the Registrant, dated October 28, 2005.	(1)
(a)	(3)	Conformed Copy of the Amended and Restated Agreement and Declaration of Trust of the Registrant, dated December 8, 2006.	(2)
(b)		Copy of the By-Laws of the Registrant, dated October 28, 2005.	(1)
(c)		Not applicable.
(d)	(1)	Conformed Copy of the Investment Advisory and Administrative Services Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH&Co.”), dated February 1, 2007.	(3)
(d)	(2)	Annual Fee Schedule, dated January 1, 2012, to the Investment Advisory and Administrative Services Agreement between the Registrant and BBH&Co., dated February 1, 2007.	(11)
(d)	(3)	Conformed Copy of the Sub-advisory Agreement between BBH&Co. and Walter Scott & Partners Limited (“Walter Scott”), with respect to the BBH International Equity Fund, dated February 1, 2007.	(3)
(d)	(4)	Conformed Copy of the Sub-advisory Agreement between BBH&Co. and Mondrian Investment Partners Limited (“Mondrian”), with respect to the BBH International Equity Fund, dated July 12, 2011.	(8)
(d)	(5)	Conformed Copy of the Expense Limitation Agreement between BBH&Co. and the Registrant, dated July 14, 2010.	(6)
(e)		Conformed Copy of the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated November 1, 2011.	(11)
(f)		Not applicable.
(g)		Conformed Copy of the Custodian Agreement between the Registrant and BBH&Co., dated February 1, 2007.	(3)
(h)	(1)	Conformed Copy of the Accounting Agency Agreement between the Registrant and BBH&Co., dated February 1, 2007.	(3)
(h)	(2)	Conformed Copy of the Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services Inc., dated October 5, 2009.	(5)
(h)	(3)	Appendix A, dated June 29, 2011, to the Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc., dated June 29, 2011.	(8)
(h)	(4)	Conformed Copy of the Shareholder Servicing Agreement between the Registrant and BBH&Co., dated February 1, 2007.	(3)
(h)	(5)	Appendix A, dated January 1, 2012, to the Shareholder Servicing Agreement between the Registrant and BBH&Co., dated January 1, 2012.	(11)
(i)		Conformed Copy of Opinion and Consent of Counsel, Bingham McCutchen LLP.	(*)
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(j)		Not applicable.
(k)		Not applicable.
(l)		Conformed Copy of the Initial Capital of Understanding, dated March 16, 2007.	(3)
(m)	(1)	Rule 12b-1 Plan of the Registrant, dated June 23, 2010.	(6)
(m)	(2)	Schedule A, dated June 29, 2011, to the Rule 12b-1 Plan of the Registrant, dated June 23, 2010.	(8)
(n)	(1)	Registrant’s Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated June 23, 2010.	(6)
(n)	(2)	Appendix A, dated June 29, 2011, to the Registrant’s Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated June 23, 2010.	(8)
(o)		Reserved.
(p)	(1)	Code of Ethics for the Registrant, dated February 2010.	(7)
(p)	(2)	Code of Ethics for BBH&Co., dated March 2010.	(7)
(p)	(3)	Code of Ethics for the Mondrian, dated January 2007.	(7)
(p)	(4)	Code of Ethics for the Walter Scott, dated May 2009.	(7)
(p)	(5)	Code of Ethics for ALPS Distributors, Inc., dated July 1, 2010.	(7)
(q)	(1)	Conformed Copies of Powers of Attorney of the Trustees of the Registrant, dated December 11, 2006.	(2)
(q)	(2)	Conformed Copies of Powers of Attorney of the Officers of the Registrant, dated December 11, 2006.	(2)
(q)	(3)	Conformed Copy of Power of Attorney of the President of the Registrant, dated March 10, 2008.	(4)
(q)	(4)	Conformed Copy of Power of Attorney of a Trustee of the Registrant, dated July 20, 2010.	(6)
(q)	(5)	Conformed Copy of Power of Attorney of a Trustee of the Registrant, dated April 1, 2011.	(8)
(q)	(6)	Conformed Copy of Power of Attorney of a Trustee of the Registrant, dated June 29, 2011.	(8)
(q)	(7)	Conformed Copy of Power of Attorney of a Trustee of the Registrant, dated December 7, 2011.	(10)
(1)		Response is incorporated by reference to Registrant’s initial Registration Statement filed on October 31, 2005.
(2)		Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed January 18, 2007.
(3)		Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3 filed March 19, 2007.
(4)		Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed October 28, 2008.

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(5)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on February 26, 2010.
(6)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on July 20, 2010.
(7)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on October 28, 2010.
(8)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on July 28, 2011.
(9)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on October 27, 2011.
(10)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on December 22, 2011.
(11)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on February 28, 2012.
*	To be filed by amendment.

Item 29. Persons Controlled or Under Common Control with the Fund

None.

Item 30. Indemnification

Subject to Section 4 of the Registrant’s Amended and Restated Declaration of Trust, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representatives, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust; or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is

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not authorized under this Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Covered Person as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal. In making any determination regarding any person's entitlement of indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Trust shall have the burden of proving the contrary.

Insofar as indemnification liabilities arising under the Securities Act of 1933 (the “1933 Act”), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser

(a)

Investment Adviser – Brown Brothers Harriman & Co. through a separately identifiable department

Brown Brothers Harriman & Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to each of the Registrant’s series through a separately identifiable department (the “SID”). The SID is registered with the SEC under the Advisers Act.

The list required by this Item 31 of officers and directors of the SID, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years is incorporated by reference to Schedules A and D of Form ADV filed by the SID pursuant to the Advisers Act (SEC File No. 801-60256).

(b)

Sub-Adviser – Mondrian Investment Partners Limited

Mondrian serves as an investment sub-adviser to the BBH International Equity Fund. Mondrian is located at 10 Gresham Street, London EC2V 7JD UK.

The list required by this Item 31 of officers and directors of Mondrian, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Mondrian pursuant to the Advisers Act (SEC File No. 801-37702).

Sub-Adviser – Walter Scott & Partners Limited

Walter Scott serves as an investment sub-adviser to the BBH International Equity Fund. Walter Scott is

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located at One Charlotte Square, Edinburgh, EH2 4DR Scotland, UK.

The list required by this Item 31 of officers and directors of Walter Scott, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Walter Scott pursuant to the Advisers Act (SEC File No. 801-19420).

Item 32. Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Assistant Secretary, General Counsel	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Assistant General Counsel	None
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Name*	Position with Underwriter	Positions with Fund
Erin E. Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not Applicable.

Item 33. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Brown Brothers Harriman & Co.	50 Milk Street Boston, MA 02109
Brown Brothers Harriman & Co.	140 Broadway New York, NY 10005
Walter Scott & Partners, Limited (for BBH International Equity Fund only)	One Charlotte Square, Edinburgh, EH2 4DR Scotland, UK
Mondrian Investment Partners Limited (for BBH International Equity Fund only)	5th Floor, 10 Gresham Street London, England EC2V 67JD, UK
ALPS Distributors Inc.	1290 Broadway, Suite 1100, Denver, CO 80203
ALPS Funds Services, Inc.	1290 Broadway, Suite 1100, Denver, CO 80203

Item 34. Management Services

Other than as set forth under the caption "Investment Adviser and Fund Administrator" in the Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, BBH Trust has duly caused this post-effective amendment No. 24 to its registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 3rd day of October 2012.

BBH TRUST

By:	/s/ Radford W. Klotz

Radford W. Klotz, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Radford W. Klotz	President (Principal Executive Officer)	October 3, 2012
Radford W. Klotz

	Trustee	October 3, 2012
Susan C. Livingston*

	Trustee	October 3, 2012
Joseph V. Shields, Jr.*

	Trustee	October 3, 2012
David P. Feldman*

	Trustee	October 3, 2012
Arthur D. Miltenberger*

	Trustee	October 3, 2012
H. Whitney Wagner*

	Trustee	October 3, 2012
Andrew S. Frazier*

	Trustee	October 3, 2012
John A. Gehret*

	Trustee	October 3, 2012
Mark M. Collins*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	October 3, 2012
Charles H. Schreiber

/s/ Suzan M. Barron	Secretary	October 3, 2012
By: Suzan M. Barron, Attorney in Fact

*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.

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